Balance Sheet Components - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Write-down of inventories	$ 9,900,000		$ 6,600,000	$ 20,200,000
Inventory expenses		$ 0	7,100,000	20,100,000
Depreciation expense		14,500,000	29,100,000	27,300,000
Property, plant, and equipment, capitalized interest expenses		0	1,100,000	0
Property plant and equipment, pledged as security for borrowings			90,400,000	77,300,000
Amortization expense of intangible assets		$ 2,700,000	7,600,000	8,200,000
Estimated amortization expense of intangible assets in 2015			4,100,000
Estimated amortization expense of intangible assets in 2016			700,000
Estimated amortization expense of intangible assets in 2017			600,000
Estimated amortization expense of intangible assets in 2018			400,000
Estimated amortization expense of intangible assets in 2019			400,000
Estimated amortization expense of intangible assets in 2020 and beyond			$ 1,500,000
Provisions for warranty issue				$ 9,000,000